Shareholder Report, Holdings (Details)	Mar. 31, 2025
Fidelity Investment Grade Bond Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Fidelity Investment Grade Bond Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Investment Grade Bond Central Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Investment Grade Bond Central Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Investment Grade Bond Central Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Investment Grade Bond Central Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Investment Grade Bond Central Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Investment Grade Bond Central Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investment Grade Bond Central Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond Central Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	60.80%
Fidelity Investment Grade Bond Central Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Investment Grade Bond Central Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Investment Grade Bond Central Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Investment Grade Bond Central Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Investment Grade Bond Central Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond Central Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Investment Grade Bond Central Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity Investment Grade Bond Central Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Investment Grade Bond Central Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Central Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Investment Grade Bond Central Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Central Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Investment Grade Bond Central Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Investment Grade Bond Central Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Investment Grade Bond Central Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Investment Grade Bond Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.00%
Fidelity Investment Grade Bond Central Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Investment Grade Bond Central Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Investment Grade Bond Central Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Investment Grade Bond Central Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Investment Grade Bond Central Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond Central Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Central Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond Central Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Inflation-Protected Bond Index Central Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Fidelity Inflation-Protected Bond Index Central Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Inflation-Protected Bond Index Central Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Fidelity Inflation-Protected Bond Index Central Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity Inflation-Protected Bond Index Central Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Inflation-Protected Bond Index Central Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Inflation-Protected Bond Index Central Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Inflation-Protected Bond Index Central Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%